Changes in consolidated statements of comprehensive income (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Comprehensive income [abstract]
Cumulative currency translation losses recycled throught income statement	$ 946	$ 0	$ 0